Right of use assets & lease liabilities - Amounts recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Amounts recognized in the consolidated income statement
Interest on lease liabilities	€ 9.0	€ 8.8	€ 6.8
Depreciation charge	63.3	65.2	84.0
Lease charges	€ 72.3	€ 74.0	€ 90.8